Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates in the accompanying financial statements involving the valuation of stock-based compensation and long-term customer contracts.

Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates in the accompanying financial statements involving the valuation of stock-based compensation and long-term customer contracts.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash equivalents include all highly liquid investments with original maturities of three months or less.	Cash and Cash Equivalents Cash equivalents include all highly liquid investments with original maturities of three months or less.
Accounts Receivable

Accounts Receivable

Accounts receivable are comprised of unsecured amounts due from customers. The Company carries its accounts receivable at their face amounts less an allowance for credit losses. The allowance for credit losses is recognized based on management’s estimate of likely losses per year, past experience, review of customer profiles and the aging of receivable balances. As of March 31, 2025 and December 31, 2024, there was $1,160 of allowance for credit losses.

Accounts Receivable

Accounts receivable are comprised of unsecured amounts due from customers. The Company carries its accounts receivable at their face amounts less an allowance for credit losses. The allowance for credit losses is recognized based on management’s estimate of likely losses per year, past experience, review of customer profiles and the aging of receivable balances. As of December 31, 2024 and 2023, there was $1,160 and $0 of allowance for credit losses, respectively.

Property and Equipment

Property and Equipment

Property and equipment are valued at cost. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Estimated
Category	Useful Lives
Building and improvements	3 years

Property and Equipment

Property and equipment are valued at cost. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Estimated
Category	Useful Lives
Building and improvements	3 years

Intangible Assets, and Long-Lived Assets

Intangible Assets, and Long-Lived Assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of a long-lived asset is measured by comparison of the carrying amount to the expected future undiscounted cash flows that the asset is expected to generate. Any impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During the year ended December 31, 2023, the Company evaluated the software for impairment and recorded an impairment expense of $685,666.

Related Parties	Related Parties The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.	Related Parties The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and accounts payable. The carrying values of these financial instruments approximate their respective fair values as they are short-term in nature or carry interest rates that approximate market rates.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and accounts payable. The carrying values of these financial instruments approximate their respective fair values as they are short-term in nature or carry interest rates that approximate market rates.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts With Customers, which was adopted on January 1, 2018 using the modified retrospective method, with no impact to the Company’s comparative financial statements. Revenues are recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods or services. Revenue is recognized based on the following five step model:

●	Identification of the contract with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when, or as, the Company satisfies a performance obligation

Subscription and license

We enter into revenue arrangements in which a customer may purchase a combination of subscriptions, consulting services, training and education. Fully hosted subscription services (“SaaS”) allow customers to access hosted software during the contractual term without taking possession of the software.

We recognize revenue ratably over the contractual service term for hosted services that are priced based on a committed number of transactions where the delivery and consumption of the benefit of the services occur evenly over time, beginning on the date the services associated with the committed transactions are first made available to the customer and continuing through the end of the contractual service term. Over-usage fees and fees based on the actual number of transactions are billed in accordance with contract terms as these fees are incurred and are included in the transaction price of an arrangement as variable consideration. Revenue based on per-minute or per-word basis, where invoicing is aligned to the pattern of performance, customer benefit and consumption, are typically accounted for utilizing the “as-invoiced” practical expedient. Revenue for subscriptions sold as a fee per period is recognized ratably over the contractual term as the customer simultaneously receives and consumes the benefit of the underlying service.

Licenses for software may be purchased as a subscription for a fixed period of time or based on usage. Revenue from licenses is recognized at the point in time the software is available to the customer, provided all other revenue recognition criteria are met, and classified as revenue on our Statements of Operations. Our interpretation or translation services fees are based on a per-minute or per-word basis, are typically accounted for utilizing the “as-invoiced” practical expedient.

Our services are comprised primarily of fees related to training, and education for certain licenses that are recognized at a point in time. Training and education revenues are recognized as the services are performed.

OEM solution

The Company provide Over-the-phone, consecutive AI Translation Service (“VerbumCall SDK”) that uses websocket connections to provide an AI service designed to facilitate effortless communication across languages within the native UX. This product leverages advanced AI capabilities to provide consecutive audio translation, ensuring that both patrons and agents experience conversations without the need for additional steps or complicated setups.

The Company has multiple performance obligations in the customer contract with inContact. The Company is to generate revenue through the following sources: sale of OEM Solution software and professional services, which consist of implementation, configuration, custom development, optimization, and training services of the OEM Solution, and technical support service.

Disaggregation of revenues

The Company disaggregates revenue between subscription and license revenue and professional service revenue.

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Subscription, license and software revenue	$-	$5,387
Professional services	128,518	-
Total revenue	$128,518	$5,387

Deferred Revenue

Deferred revenue includes service and support contracts and represents the undelivered performance obligation of agreements that are typically for one year or less. On October 8, 2024, the Company entered into an OEM Agreement to provide OEM Solutions hosting consisting of over-the-phone consecutive AI language translation solutions. Upon execution of the agreement, the Company received $700,000 from NICE as a credit balance for future service. The Company identified three separate performance obligations within the contract. The performance obligations are OEM Solution service, professional services and technical support. The OEM Solution revenue is recognized based on a per-minute rate while the professional services and technical support revenue is recognized based on a per hour rate. The Company expects the $700,000 credit to be used mainly by OEM Solution and professional services. As of March 31, 2025, the Company expects to recognize all the unsatisfied performance obligations as revenue during the year ending December 31, 2025. During the three months ended March 31, 2025, the Company recognized $90,000 as revenue from the credit. As of March 31, 2025, the deferred revenue balance was $610,000.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue From Contracts With Customers, which was adopted on January 1, 2018 using the modified retrospective method, with no impact to the Company’s comparative financial statements. Revenues are recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods or services. Revenue is recognized based on the following five step model:

●	Identification of the contract with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when, or as, the Company satisfies a performance obligation

We enter into revenue arrangements in which a customer may purchase a combination of subscriptions, consulting services, training and education. Fully hosted subscription services (“SaaS”) allow customers to access hosted software during the contractual term without taking possession of the software.

We recognize revenue ratably over the contractual service term for hosted services that are priced based on a committed number of transactions where the delivery and consumption of the benefit of the services occur evenly over time, beginning on the date the services associated with the committed transactions are first made available to the customer and continuing through the end of the contractual service term. Over-usage fees and fees based on the actual number of transactions are billed in accordance with contract terms as these fees are incurred and are included in the transaction price of an arrangement as variable consideration. Revenue based on per-minute or per-word basis, where invoicing is aligned to the pattern of performance, customer benefit and consumption, are typically accounted for utilizing the “as-invoiced” practical expedient. Revenue for subscriptions sold as a fee per period is recognized ratably over the contractual term as the customer simultaneously receives and consumes the benefit of the underlying service.

Licenses for software may be purchased as a subscription for a fixed period of time or based on usage. Revenue from licenses is recognized at the point in time the software is available to the customer, provided all other revenue recognition criteria are met, and classified as revenue on our Statements of Operations. Our interpretation or translation services fees are based on a per-minute or per-word basis, are typically accounted for utilizing the “as-invoiced” practical expedient.

Our services are comprised primarily of fees related to training, and education for certain licenses that are recognized at a point in time. Training and education revenues are recognized as the services are performed.

Disaggregation of revenues

The Company disaggregates revenue between subscription and license revenue and training and education revenue.

	For the Years Ended
	12/31/2024	12/31/2023

Subscription and license	$27,804	$54,483
Training and education	3,500	16,420
Total Revenue	$31,304	$70,903

Deferred Revenue

Deferred revenue includes service and support contracts and represents the undelivered performance obligation of agreements that are typically for one year or less. On October 8, 2024, the Company entered into an OEM Agreement to provide OEM Solutions hosting consisting of over-the-phone consecutive AI language translation solutions. Upon execution of the agreement, the Company received $700,000 from NICE as a credit balance for future service. The Company identified three separate performance obligations within the contract. The performance obligations are OEM Solution service, professional services and technical support. The OEM Solution revenue is recognized based on a per-minute rate while the professional services and technical support revenue is recognized based on a per hour rate. The Company expects the $700,000 credit to be used mainly by OEM Solution and professional services. As of December 31, 2024, the Company expects to recognize all the unsatisfied performance obligations as revenue in the following twelve months. As of December 31, 2024 and 2023, deferred revenue was $700,000 and $0, respectively.

Stock-Based Compensation

Stock-Based Compensation

All stock-based awards to employees and non-employee contractors, including any grants of stock and stock options, are measured at fair value at the grant date and recognized over the relevant vesting period in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718. Stock based awards to non-employees are recognized as a selling, general and administrative expense over the period of performance. Such awards are measured at fair value at the date of grant. In addition, for awards that vest immediately, the awards are measured at fair value and recognized in full at the grant date.

Stock-Based Compensation

All stock-based awards to employees and non-employee contractors, including any grants of stock and stock options, are measured at fair value at the grant date and recognized over the relevant vesting period in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718. Stock based awards to non-employees are recognized as a selling, general and administrative expense over the period of performance. Such awards are measured at fair value at the date of grant. In addition, for awards that vest immediately, the awards are measured at fair value and recognized in full at the grant date.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

Basic loss per common share is computed by dividing the net loss available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive. Accordingly, the number of weighted average shares outstanding, as well as the amount of net loss per share are presented for basic and diluted per share calculations for the three months ended March 31, 2025 and 2024, reflected in the accompanying statement of operations.

Basic and Diluted Loss Per Share

Basic loss per common share is computed by dividing the net loss available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is determined by using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive. Accordingly, the number of weighted average shares outstanding, as well as the amount of net loss per share are presented for basic and diluted per share calculations for the years ended December 31, 2024 and 2023, reflected in the accompanying statement of operations.

Segments Reporting

Segments Reporting

The Company manages its operations as a single segment for the purpose of assessing performance and making operating decisions. The Company’s Chief Operating Decision Maker (“CODM”) is its executive management committee. The CODM allocates resources and evaluates the performance of the Company using information about combined net income from operations. All significant operating decisions are based upon an analysis of the Company as one operating segment, which is the same as its reporting segment.

Segments Reporting

The Company manages its operations as a single segment for the purpose of assessing performance and making operating decisions. The Company’s Chief Operating Decision Maker (“CODM”) is its executive management committee. The CODM allocates resources and evaluates the performance of the Company using information about combined net income from operations. All significant operating decisions are based upon an analysis of the Company as one operating segment, which is the same as its reporting segment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure.” The ASU updates reportable segment disclosure requirements, primarily through requiring enhanced disclosures about significant segment expenses and information used to assess segment performance. The amendments do not change how segments are determined, aggregated, or how thresholds are applied to determine reportable segments. We adopted ASU No. 2023-07 during the year ended December 31, 2024.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure.” The ASU updates reportable segment disclosure requirements, primarily through requiring enhanced disclosures about significant segment expenses and information used to assess segment performance. The amendments do not change how segments are determined, aggregated, or how thresholds are applied to determine reportable segments. We adopted ASU No. 2023-07 during the year ended December 31, 2024.